Commitments and Contingencies - Rental expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Commitments and Contingencies
Rental expenses	$ 5.5	¥ 37.6	¥ 37.0	¥ 39.4